Financial instruments and risk management - Credit Risk (Details) - Trade receivables - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Write-off against the loss allowance due to bad debts	$ 226	$ 395
Write-off directly to bad debt	703	775
Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,615	3,308
Credit risk | Cost | Current (for less than 30 days)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,989	2,619
Credit risk | Cost | 31 – 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	99	79
Credit risk | Cost | 61 – 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	101	19
Credit risk | Cost | Greater than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,355	1,116
Credit risk | Trade account receivable
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (929)	$ (525)